Note 14 Financial assets at amortised cost (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost		€ 34,781	€ 35,737	€ 38,877
Loans and advances to central banks at amortised cost		5,681	6,209	4,275
Loans and advances to banks		13,276	14,575	13,649
Loans and advances to customers	[1]	318,939	311,147	382,360
Financial assets at amortised cost		(372,676)	(367,668)	(439,162)
Central banks [Member]
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost		15	0	0
Government [member]
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost		32,130	28,727	31,526
Loans and advances to customers		19,682	19,391	28,222
credit institutions [Member]
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost		817	783	719
Other financial corporations [Member]
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost		525	5,027	5,254
Loans and advances to customers		9,804	9,817	11,207
Non financial corporations [Member]
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost		1,295	1,200	1,379
Loans and advances to customers		140,993	136,424	166,789
Reverse repurchase agreements [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to banks		2,788	1,914	1,817
Other loans and advances [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to banks		10,488	12,661	11,832
Other [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers		148,461	145,515	176,142
Of which impaired assets of loans and advances to customers [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost		(14,657)	(14,672)	(15,954)
Of which loss allowances of loans and advances [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost		(11,142)	(12,141)	(12,427)
Of which loss allowances of debt securities [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost		€ (52)	€ (48)	€ (52)

[1]	(*) The variation in 2020 corresponds mainly to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).